Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands		Ordinary shares		Additional paid in capital		Foreign currency cumulative translation reserve	Accumulated deficit	Total
Balance at Dec. 31, 2020		$ 63		$ 66,946		$ (851)	$ (63,671)	$ 2,487
Balance (in Shares) at Dec. 31, 2020	[1]	1,111,930
Comprehensive loss for the period						52	(11,017)	(10,965)
Issuance of shares and warrants		$ 16		15,661				15,677
Issuance of shares and warrants (in Shares)	[1]	258,503
Exercise of options				20				20
Exercise of options (in Shares)	[1]	200
Share-based compensation				498				498
Balance at Dec. 31, 2021		$ 79		83,125		(799)	(74,688)	7,717
Balance (in Shares) at Dec. 31, 2021	[1]	1,370,633
Comprehensive loss for the period						(778)	(11,092)	(11,870)
Issuance of shares and warrants		$ 9		7,165				7,174
Issuance of shares and warrants (in Shares)	[1]	151,765
Share-based compensation				1,612				1,612
Balance at Dec. 31, 2022		$ 88		91,902		(1,577)	(85,780)	$ 4,633
Balance (in Shares) at Dec. 31, 2022		1,522,398	[1]					1,522,398
Comprehensive loss for the period						(423)	(5,328)	$ (5,751)
Issuance of shares and warrants		$ 28		6,238				6,266
Issuance of shares and warrants (in Shares)		497,426
Share-based compensation		$ 3		1,406				1,409
Share-based compensation (in Shares)		53,523
Balance at Jun. 30, 2023		$ 119		99,546		(2,000)	(91,108)	6,557
Balance (in Shares) at Jun. 30, 2023		2,073,347
Balance at Dec. 31, 2022		$ 88		91,902		(1,577)	(85,780)	$ 4,633
Balance (in Shares) at Dec. 31, 2022		1,522,398	[1]					1,522,398
Comprehensive loss for the period						(476)	(9,648)	$ (10,124)
Exercise of prefunded warrants		$ 2		102				104
Exercise of prefunded warrants (in Shares)	[1]	34,077
Deemed dividend of $ 92 (change in terms of warrants (Series 3))
Issuance of shares and warrants		$ 30		6,456				6,486
Issuance of shares and warrants (in Shares)	[1]	533,238
Share-based compensation		$ 4		1,777				1,781
Share-based compensation (in Shares)	[1]	62,032
Balance at Dec. 31, 2023		$ 124		100,237		(2,053)	(95,428)	$ 2,880
Balance (in Shares) at Dec. 31, 2023		2,151,745	[1]					2,151,745
Comprehensive loss for the period							(1,581)	$ (1,581)
Exercise of prefunded warrants					[2]				[2]
Exercise of prefunded warrants (in Shares)		648,890
Issuance of shares and warrants				5,268				5,268
Issuance of shares and warrants (in Shares)		3,038,421
Warrants reclassified to equity (Notes 2B and 5A)				700				700
Warrants classified to liabilities (Note 2B)				(1,649)				(1,649)
Exercise of options				3				3
Exercise of options (in Shares)		1,805
Share-based compensation				915				915
Share-based compensation (in Shares)		117,896
Balance at Jun. 30, 2024		$ 124		$ 105,474		$ (2,053)	$ (97,009)	$ 6,536
Balance (in Shares) at Jun. 30, 2024		5,958,757						5,958,757

[1]	Post reverse split, see Note 10A.
[2]	Less than one thousand U.S. dollars.